Note 12 - Lease - Operating Lease Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating cash flows used in operating lease	$ 840	$ 863
Weighted average remaining lease term (Year)	2 years 317 days	4 years
Weighted average discount rate	8.90%	8.40%